VIRTUS KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.2%
Consumer Discretionary—12.6%
Cheesecake Factory, Inc. (The)	621,467	$ 29,482
Choice Hotels International, Inc.	174,718	24,807
SiteOne Landscape Supply, Inc.(1)	159,817	21,059
Thor Industries, Inc.	241,023	23,068
		98,416

Consumer Staples—5.6%
National Beverage Corp.	455,333	19,429
WD-40 Co.	99,107	24,051
		43,480

Financials—26.9%
Bank of Hawaii Corp.	303,017	21,587
EVERTEC, Inc.	704,327	24,320
First Financial Bankshares, Inc.	255,712	9,218
Houlihan Lokey, Inc. Class A	308,105	53,506
Jack Henry & Associates, Inc.	75,623	13,257
Lakeland Financial Corp.	111,849	7,691
Primerica, Inc.	124,696	33,845
RLI Corp.	150,691	24,838
Stock Yards Bancorp, Inc.	318,293	22,793
		211,055

Health Care—5.1%
Azenta, Inc.(1)	439,753	21,988
Prestige Consumer Healthcare, Inc.(1)	226,213	17,665
		39,653

Industrials—36.8%
Albany International Corp. Class A	195,209	15,611
Armstrong World Industries, Inc.	244,624	34,572
Construction Partners, Inc. Class A(1)	519,578	45,962
CSW Industrials, Inc.	47,423	16,731
Hillman Solutions Corp.(1)	2,926,705	28,506
John Bean Technologies Corp.	232,526	29,554
Landstar System, Inc.	139,994	24,059
RBC Bearings, Inc.(1)	109,931	32,885
UniFirst Corp.	122,152	20,899
Watsco, Inc.	83,884	39,752
		288,531

	Shares	Value

Information Technology—1.5%
Badger Meter, Inc.	56,034	$ 11,886
Materials—4.9%
HB Fuller Co.	334,394	22,565
Scotts Miracle-Gro Co. (The)	240,379	15,947
		38,512

Real Estate—2.8%
Getty Realty Corp.	733,372	22,097
Total Common Stocks (Identified Cost $394,743)		753,630

Total Long-Term Investments—96.2% (Identified Cost $394,743)		753,630

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(2)	5,220,296	5,220
Total Short-Term Investment (Identified Cost $5,220)		5,220

TOTAL INVESTMENTS—96.9% (Identified Cost $399,963)		$758,850
Other assets and liabilities, net—3.1%		24,429
NET ASSETS—100.0%		$783,279

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$753,630	$753,630
Money Market Mutual Fund	5,220	5,220
Total Investments	$758,850	$758,850
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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